UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional

Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2018

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete portfolio of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-343-2029; and (ii) on the Commission’s website at http://www.sec.gov.

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities – 58.4%

	ACC Trust, Series 2018-1, Class A
$ 770,000	3.700%, 12/21/20 (A)	$769,988

	AIM Aviation Finance, Series 2015-1A, Class C1
2,438,344	4.750%, 02/15/40 (A)	2,359,012

	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	5,062,643

	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	4,202,500

	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D
815,000	2.710%, 09/08/22	801,323

	Apollo Aviation Securitization Equity Trust, Series 2018-1A, Class B
1,323,558	5.437%, 01/16/38 (A)	1,318,818

	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,391,448

	Bayview Opportunity Master Fund Trust IIb, Series 2018-RN5, Class A1
2,145,000	3.820%, 04/28/33 (A)	2,145,000

	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
719,062	5.682%, 12/16/41 (A)	712,429

	CAM Mortgage Trust, Series 2016-1, Class M
1,910,135	5.000%, 01/15/56 (A) (B)	1,898,648

	CarFinance Capital Auto Trust, Series 2014-2A, Class E
1,600,000	5.360%, 11/15/21 (A)	1,594,459

	CCG Receivables Trust, Series 2018-1, Class C
250,000	3.420%, 06/16/25 (A)	247,658

	Chesapeake Funding II, Series 2017-2A, Class D
785,000	3.710%, 05/15/29 (A)	782,638

	Chesapeake Funding II, Series 2018-1A, Class C
1,060,000	3.570%, 04/15/30 (A)	1,055,854

	Chesapeake Funding II, Series 2018-1A, Class D
1,980,000	3.920%, 04/15/30 (A)	1,979,566

	CLUB Credit Trust, Series 2017-P1, Class A
1,234,590	2.420%, 09/15/23 (A)	1,231,170

	Coinstar Funding, Series 2017-1A, Class A2
6,187,500	5.216%, 04/25/47 (A)	6,319,931

	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,103,051

	Colony American Finance, Series 2015-1, Class E
3,311,000	6.560%, 10/15/47 (A)	3,332,382

	Colony American Homes, Series 2015-1A, Class E
1,597,000	4.897%, VAR LIBOR USD 1 Month+3.000%, 07/17/32 (A)	1,601,753

The accompanying notes are an integral part of the financial statements.

1

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities – 58.4% (continued)

	Colony American Homes, Series 2015-1A, Class F
$ 3,480,000	5.547%, VAR LIBOR USD 1 Month+3.650%, 07/17/32 (A)	$3,488,805

	Colony Starwood Homes, Series 2016-2A, Class E
3,007,000	5.247%, VAR LIBOR USD 1 Month+3.350%, 12/17/33 (A)	3,060,223

	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
1,092,837	5.103%, 05/25/35	1,106,044

	CPS Auto Receivables Trust, Series 2014-A, Class E
1,100,000	6.380%, 05/17/21 (A)	1,107,769

	CPS Auto Receivables Trust, Series 2014-B, Class E
800,000	5.850%, 08/16/21 (A)	796,297

	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,120,636

	CPS Auto Receivables Trust, Series 2016-B, Class E
5,110,000	8.140%, 05/15/23 (A)	5,375,777

	DB Master Finance, Series 2017-1A, Class A2II
1,541,138	4.030%, 11/20/47 (A)	1,520,855

	Diamond Resorts Owner Trust, Series 2017-1A, Class C
4,311,610	6.070%, 10/22/29 (A)	4,212,917

	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2I
2,180,000	4.116%, 07/25/48 (A)	2,176,558

	DRIVEN BRANDS FUNDING, Series 2018-1A, Class A2
1,035,000	4.739%, 04/20/48 (A)	1,027,393

	DT Auto Owner Trust, Series 2016-1A, Class D
5,150,000	4.660%, 12/15/22 (A)	5,219,380

	DT Auto Owner Trust, Series 2016-3A, Class D
2,050,000	4.520%, 06/15/23 (A)	2,075,902

	Falcon Aerospace, Series 2017-1, Class A
2,121,060	4.581%, 02/15/42 (A)	2,119,985

	FAN Engine Securitization, Series 2013-1A, Class 1A
4,510,356	4.625%, 10/15/43 (A)	4,458,487

	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2
10,050,000	2.653%, 08/25/26	9,545,894

	FHLMC Multifamily Structured Pass-Through Certificates, Series K068, Class A2
1,780,000	3.244%, 08/25/27	1,744,270

	FHLMC Multifamily Structured Pass-Through Certificates, Series K069, Class A2
1,580,000	3.187%, 09/25/27 (B)	1,550,335

The accompanying notes are an integral part of the financial statements.

2

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities – 58.4% (continued)

	FHLMC Multifamily Structured Pass-Through Certificates, Series K071, Class A2
$ 2,220,000	3.286%, 11/25/27	$2,189,962

	First Investors Auto Owner Trust, Series 2016-1A, Class E
5,000,000	7.720%, 11/15/22 (A)	5,140,792

	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23 (A)	2,076,195

	Five Guys Funding, Series 2017-1A, Class A2
1,343,250	4.600%, 07/25/47 (A)	1,344,464

	Flagship Credit Auto Trust, Series 2014-2, Class E
3,000,000	6.180%, 02/15/22 (A)	3,077,049

	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
655,000	4.100%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	669,213

	GCA Holdings, Series 2014-1, Class C
1,962,607	6.000%, 01/05/30 (A) (C) (D)	1,452,329

	GCA Holdings, Series 2014-1, Class D
782,302	7.500%, 01/05/30 (A) (C) (D)	310,965

	GCA Holdings, Series 2014-1, Class E
3,160,000	0.645%, 01/05/30 (A) (C) (D) (E)	—

	GCAT, Series 2017-3, Class A1
776,424	3.352%, 04/25/47 (A)	770,860

	GCAT, Series 2017-4, Class A1
102,449	3.228%, 05/25/22 (A)	101,591

	GCAT, Series 2017-4, Class A2
3,500,000	5.500%, 05/25/22 (A)	3,455,880

	GCAT, Series 2017-5, Class A1
457,134	3.228%, 07/25/47 (A)	454,040

	Global Container Assets, Series 2015-1A, Class B
856,074	4.500%, 02/05/30 (A)	812,492

	Harbour Aircraft Investments, Series 2017-1, Class C
6,420,508	8.000%, 11/15/37	6,388,406

	Home Partners of America, Series 2016-2, Class E
955,000	5.676%, VAR LIBOR USD 1 Month+3.780%, 10/17/33 (A)	968,316

	Home Partners of America, Series 2016-2, Class F
3,007,000	6.596%, VAR LIBOR USD 1 Month+4.700%, 10/17/33 (A)	3,067,621

	Invitation Homes, Series 2015-SFR1, Class E
448,000	6.097%, VAR LIBOR USD 1 Month+4.200%, 03/17/32 (A)	449,828

	Invitation Homes, Series 2015-SFR1, Class F
2,445,000	6.196%, VAR LIBOR USD 1 Month+4.300%, 03/17/32 (A)	2,455,550

The accompanying notes are an integral part of the financial statements.

3

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities – 58.4% (continued)

	Invitation Homes Trust, Series 2015-SFR3, Class E
$ 2,777,000	5.647%, VAR LIBOR USD 1 Month+3.750%, 08/17/32 (A)	$2,794,356

	Invitation Homes Trust, Series 2018-SFR2, Class E
2,880,000	3.896%, VAR LIBOR USD 1 Month+2.000%, 06/17/37 (A)	2,888,784

	Key Resorts, Series 2014-A, Class C
1,071,567	5.870%, 03/17/31 (A) (B)	1,056,464

	Lendmark Funding Trust, Series 2017-1A, Class C
600,000	5.410%, 12/22/25 (A)	612,693

	MAPS, Series 2018-1A, Class B
710,000	5.193%, 05/15/43 (A)	709,986

	Merlin Aviation Holdings, Series 2016-1, Class A
2,494,872	4.500%, 12/15/32 (A)	2,486,938

	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A2
2,500,000	5.000%, 06/25/57 (A)	2,476,250

	Oak Hill Advisors Residential Loan Trust, Series 2017-NPL2, Class A2
2,830,000	4.875%, 07/25/57 (A)	2,807,848

	OneMain Financial Issuance Trust, Series 2014-2A, Class D
5,470,000	5.310%, 09/18/24 (A)	5,484,773

	OneMain Financial Issuance Trust, Series 2015-1A, Class D
3,400,000	6.630%, 03/18/26 (A)	3,451,819

	OneMain Financial Issuance Trust, Series 2015-2A, Class D
7,770,000	5.640%, 07/18/25 (A)	7,866,336

	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	1,036,181

	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,741,757

	Orange Lake Timeshare Trust, Series 2018-A, Class C
1,653,232	3.740%, 11/08/30 (A)	1,637,965

	Prestige Auto Receivables Trust, Series 2017-1A, Class E
4,000,000	4.890%, 05/15/24 (A)	3,896,230

	Progress Residential Trust, Series 2016-SFR1, Class E
4,674,000	5.746%, VAR LIBOR USD 1 Month+3.850%, 09/17/33 (A)	4,730,246

	PRPM, Series 2017-2A, Class A1
1,966,955	3.470%, 09/25/22 (A)	1,955,435

	PRPM, Series 2017-2A, Class A2
1,690,000	5.000%, 09/25/22 (A)	1,676,709

	PRPM, Series 2018-1A, Class A2
1,180,000	5.000%, 04/25/23 (A) (B)	1,161,853

	RCO Mortgage, Series 2017-1, Class A1
1,741,574	3.375%, 08/25/22 (A)	1,732,007

The accompanying notes are an integral part of the financial statements.

4

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities – 58.4% (continued)

	RCO Mortgage, Series 2017-1, Class A2
$ 2,305,000	5.125%, 08/25/22 (A)	$2,298,512

	Rise, Series 2014-1, Class B
569,934	6.500%, 02/15/39 (B)	570,789

	Santander Drive Auto Receivables Trust, Series 2018-2, Class D
3,515,000	3.880%, 02/15/24	3,502,812

	Shenton Aircraft Investment I, Series 2015-1A, Class A
3,675,408	4.750%, 10/15/42 (A)	3,737,846

	S-Jets, Series 2017-1, Class B
3,215,444	5.680%, 08/15/42 (A)	3,216,354

	Springleaf Funding Trust, Series 2015-AA, Class D
4,000,000	6.310%, 11/15/24 (A)	4,014,640

	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	695,885

	Sprite, Series 2017-1, Class B
6,663,102	5.750%, 12/15/37 (A)	6,645,159

	Thunderbolt Aircraft Lease, Series 2017-A, Class A
1,616,726	4.212%, 05/17/32 (A)	1,632,829

	Thunderbolt Aircraft Lease, Series 2017-A, Class B
1,967,173	5.750%, 05/17/32 (A)	1,985,146

	Tidewater Auto Receivables Trust, Series 2016-AA, Class E
3,700,000	9.250%, 05/15/23 (A)	3,893,506

	Tidewater Auto Receivables Trust, Series 2018-AA, Class D
660,000	4.300%, 11/15/24 (A)	659,807

	Tidewater Sales Finance Master Trust, Series 2017-AA, Class A
4,000,000	4.550%, 04/15/21 (A)	3,997,423

	TSTC, Series 2010-1
4,000,000	7.711%, 08/30/18 (C) (D)	4,000,000

	Veros Automobile Receivables Trust, Series 2017-1, Class A
1,060,434	2.840%, 04/17/23 (A)	1,055,764

	VOLT LIV, Series 2017-NPL1, Class A2
3,375,000	5.880%, 02/25/47 (A)	3,365,896

	VOLT LV, Series 2017-NPL2, Class A1
1,784,023	3.500%, 03/25/47 (A)	1,780,265

	VOLT LVI, Series 2017-NPL3, Class A2
4,185,000	5.880%, 03/25/47 (A)	4,179,238

	VOLT LXI, Series 2017-NPL8, Class A1
926,770	3.125%, 06/25/47 (A)	920,904

	VOLT XL, Series 2015-NP14, Class A2
2,795,000	4.875%, 11/27/45 (A)	2,794,367

The accompanying notes are an integral part of the financial statements.

5

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities – 58.4% (continued)

	VOLT XXXVIII, Series 2015-NP12, Class A2
$ 4,899,659	4.500%, 09/25/45 (A)	$4,926,850

	WAVE Trust, Series 2017-1A, Class B
2,918,219	5.682%, 11/15/42 (A)	2,907,453

	Westgate Resorts, Series 2014-1A, Class C
239,568	5.500%, 12/20/26 (A)	241,689

	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class E
1,225,000	4.826%, 06/15/45 (A) (B)	992,270

	Total Asset-Backed Securities (Cost $248,334,597)	246,023,385

Residential Mortgage-Backed Obligations – 18.7%

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
378,924	5.750%, 01/25/35	379,151

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
1,968,938	6.000%, 09/25/34	2,037,212

	Alternative Loan Trust, Series 2004-J3, Class 1A1
728,518	5.500%, 04/25/34	739,081

	Alternative Loan Trust, Series 2005-J1, Class 2A1
332,512	5.500%, 02/25/25	337,515

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
1,024,441	5.500%, 10/25/33	1,044,284

	Banc of America Funding Trust, Series 2004-B, Class 4A2
281,531	3.456%, 11/20/34 (B)	278,702

	Banc of America Funding Trust, Series 2005-7, Class 3A1
1,394,449	5.750%, 11/25/35	1,464,556

	Banc of America Funding Trust, Series 2007-4, Class 5A1
447,205	5.500%, 11/25/34	456,462

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
593,625	3.740%, 08/25/34 (B)	584,328

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
2,372,100	3.512%, 08/25/35 (B)	2,369,642

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
352,315	3.750%, 09/25/34 (A) (B)	340,627

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2

3,147,359	3.710%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	2,997,794

The accompanying notes are an integral part of the financial statements.

6

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 18.7% (continued)

	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
$ 432,888	5.500%, 08/25/34	$450,407

	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB8, Class 4A1
311,324	3.135%, 01/20/35 (B)	309,533

	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB7, Class 2A
182,344	3.806%, 11/20/35 (B)	168,499

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
2,735,167	6.160%, 12/25/33	2,729,103

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
1,131,233	2.250%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34	1,097,902

	FHLMC Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3
8,661,000	5.172%, VAR ICE LIBOR USD 1 Month+3.300%, 10/25/27	9,649,817

	GMAC Mortgage Loan Trust, Series 2005-AR4, Class 3A1
638,415	3.968%, 07/19/35 (B)	610,470

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
127,711	3.696%, 07/25/35 (B)	125,654

	HarborView Mortgage Loan Trust, Series 2004-2, Class 1A1
2,508,724	2.328%, VAR ICE LIBOR USD 1 Month+0.520%, 06/19/34	2,466,665

	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1
1,943,821	2.652%, VAR ICE LIBOR USD 1 Month+0.780%, 12/25/34	1,771,225

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
1,875,032	3.796%, 10/25/34 (B)	1,914,520

	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1
2,084,886	2.512%, VAR ICE LIBOR USD 1 Month+0.640%, 07/25/45	2,007,780

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
2,127,474	3.446%, 08/25/35 (B)	1,925,788

	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
5,046,997	2.110%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/46	4,276,001

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
2,516,418	6.000%, 09/25/34	2,540,819

	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2
980,296	3.643%, 02/25/36 (B)	908,013

	JPMorgan Resecuritization Trust, Series 2014-5, Class 2A4
3,017,007	3.601%, 06/27/34 (A) (B)	3,123,249

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
2,017,796	6.000%, 10/25/37	2,094,737

The accompanying notes are an integral part of the financial statements.

7

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations – 18.7% (continued)

	Lehman XS Trust, Series 2005-7N, Class 3A1
$ 638,478	2.180%, VAR ICE LIBOR USD 1 Month+0.280%, 12/25/35	$546,718

	Lehman XS Trust, Series 2006-12N, Class A2A1
21	2.050%, VAR ICE LIBOR USD 1 Month+0.150%, 08/25/46 (C) (D)	21

	Lehman XS Trust, Series 2006-2N, Class 1A1
1,164,122	2.157%, VAR ICE LIBOR USD 1 Month+0.260%, 02/25/46	1,025,455

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
2,371,826	3.495%, 03/25/35 (B)	2,340,093

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
3,407,271	3.160%, 03/25/35 (B)	3,189,470

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
1,222,537	3.755%, 04/25/36 (B)	1,216,770

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
691,487	5.250%, 11/25/33	714,277

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
4,121,510	5.500%, 03/25/34	4,193,807

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
846,193	5.500%, 06/25/34	866,264

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
1,188,825	6.000%, 06/25/34	1,229,681

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
2,378,562	6.000%, 09/25/34	2,523,698

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
271,273	5.500%, 11/25/35	279,628

	RALI Series Trust, Series 2006-QO4, Class 2A1
1,699,314	2.090%, VAR ICE LIBOR USD 1 Month+0.190%, 04/25/46	1,606,778

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
2,807,784	4.583%, 03/25/35 (B)	2,152,712

	Sequoia Mortgage Trust, Series 2017-CH1, Class A1
552,579	4.000%, 08/25/47 (A) (B)	556,585

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
6,038,061	2.182%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	4,817,897

	Structured Asset Securities Trust, Series 2005-1, Class 7A7
486,061	5.500%, 02/25/35	492,765

	Total Residential Mortgage-Backed Obligations (Cost $74,331,835)	78,952,155

The accompanying notes are an integral part of the financial statements.

8

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations – 16.7%

	Commercial Mortgage Trust, Series 2012-CR2, Class E
$ 1,000,000	4.833%, 08/15/45 (A) (B)	$949,645

	Commercial Mortgage Trust, Series 2016-SAVA, Class C
3,110,000	4.897%, VAR LIBOR USD 1 Month+3.000%, 10/15/34 (A)	3,117,791

	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
1,731,751	5.869%, 09/15/40 (B)	1,678,740

	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,844,331

	DBUBS Mortgage Trust, Series 2011-LC1, Class E
1,350,000	5.699%, 11/10/46 (A) (B)	1,394,944

	FHLMC Multifamily Structured Pass-Through Certificates, Series K054, Class A2
6,250,000	2.745%, 01/25/26	6,011,656

	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2
6,290,000	2.673%, 03/25/26	6,013,176

	FHLMC Multifamily Structured Pass-Through Certificates, Series K056, Class A2
6,375,000	2.525%, 05/25/26	6,020,511

	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2
2,160,000	3.224%, 03/25/27	2,121,088

	FHLMC Multifamily Structured Pass-Through Certificates, Series K070, Class A2
490,000	3.303%, 11/25/27 (B)	484,728

	GP Portfolio Trust, Series 2014-GPP, Class E
2,500,000	5.997%, VAR LIBOR USD 1 Month+4.100%, 02/15/27 (A)	2,468,189

	GS Mortgage Securities Trust, Series 2007-GG10, Class AM
1,869,075	5.826%, 08/10/45 (B)	1,898,272

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class B
1,184,395	5.021%, 01/12/37 (B)	1,199,183

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007- LDPX, Class AM
401,635	5.464%, 01/15/49 (B)	402,704

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class C
3,145,000	6.150%, 06/15/43 (A) (B)	3,092,869

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.150%, 06/15/43 (A) (B)	551,664

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.408%, 08/15/46 (A) (B)	2,937,863

The accompanying notes are an integral part of the financial statements.

9

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations – 16.7% (continued)

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D
$ 3,325,000	6.397%, VAR LIBOR USD 1 Month+4.500%, 07/15/36 (A)	$3,346,875

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A) (B)	1,967,596

	Motel 6 Trust, Series 2017-M6MZ, Class M
8,324,002	8.824%, VAR LIBOR USD 1 Month+6.927%, 08/15/19 (A)	8,407,336

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.584%, 03/11/31 (A) (B)	1,714,577

	SCG Trust, Series 2013-SRP1, Class C
3,300,000	5.406%, VAR LIBOR USD 1 Month+3.250%, 11/15/26 (A)	3,266,356

	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	5.833%, VAR LIBOR USD 1 Month+3.446%, 11/15/27 (A) (C) (D)	3,255,100

	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,068,235	5.652%, 02/15/44 (A) (B)	2,059,137

	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class D
1,072,724	5.686%, 03/15/44 (A) (B)	939,891

	Total Commercial Mortgage-Backed Obligations (Cost $71,343,407)	70,144,222

Other Investment — 2.1%

	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (C) (D) (E)	8,912,709

	Total Other Investment

	(Cost $9,000,000)	8,912,709

U.S. Treasury Obligation — 1.0%
4,140,000	United States Treasury Bill, 1.793% (E)	4,130,103

	Total U.S. Treasury Obligation (Cost $4,129,531)	4,130,103

Municipal Bond — 0.7%

	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
3,110,000	7.309%, 06/01/34	3,085,804

	Total Municipal Bond (Cost $2,731,040)	3,085,804

The accompanying notes are an intergral part of the financial statements.

10

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Shares	Description	Value
Preferred Stock – 0.0%

	Aergen Aviation
97,485	0.000%, 12/01/49 * (C) (D)	$97

	Total Preferred Stock

	(Cost $9,748,500)	97

Short-Term Investment — 3.4%

14,285,799	Dreyfus Treasury Prime Cash Management, Institutional Class, 1.540%	14,285,799

	Total Short-Term Investment (Cost $14,285,799)	14,285,799

	Total Investments — 101.0%
	(Cost $433,904,709)	425,534,274
	Other Assets and Liabilities, net — (1.0)%	(4,103,897)

	Net Assets — 100.0%	$421,430,377

*	Non-income producing security.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2018 was $265,286,756, representing 62.9% of Net Assets of the Portfolio.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2018, was $17,931,221 and represented 4.3% of net assets.
(E)	Zero coupon bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GMAC — Government Mortgage Association Corporation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rates

RB — Revenue Bond

USD — United States Dollar

VAR — Variable rate security

The accompanying notes are an integral part of the financial statements.

11

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2018, at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$—	$240,260,091	$5,763,294	$246,023,385
Residential Mortgage-Backed Obligations	—	78,952,134	21	78,952,155
Commercial Mortgage-Backed Obligations	—	66,889,122	3,255,100	70,144,222
Other Investment	—	—	8,912,709	8,912,709
U.S. Treasury Obligation	—	4,130,103	—	4,130,103
Municipal Bond	—	3,085,804	—	3,085,804
Preferred Stock	—	—	97	97
Short-Term Investment	14,285,799	—	—	14,285,799

Total Investments in Securities	$14,285,799	$393,317,254	$17,931,221	$425,534,274

(1)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The accompanying notes are an integral part of the financial statements.

12

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

			Investments
		Investments	in
		in Residential	Commercial
	Investments in	Mortgage-	Mortgage-	Investments
	Asset-Backed	Backed	Backed	in Other	Investments in
	Securities	Obligations	Obligations	Investments	Preferred Stock	Total
Balance as of November 1, 2017	$7,147,015	$142	$—	$8,912,709	$10,008,210	$26,068,076
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain/(loss)	—	—	—	—	—	—
Change in unrealized appreciation/ (depreciation)	192,434	(121)	—	—	(10,008,113)	(9,815,800)
Purchases	33,684	—	—	—	—	33,684
Sales	—	—	—	—	—	—
Net transfer into Level 3	—	—	3,255,100	—	—	3,255,100
Net transfer out of Level 3	(1,609,839)	—	—	—	—	(1,609,839)
Ending Balance as of April 30, 2018	$5,763,294	$21	$3,255,100	$8,912,709	$97	$17,931,221
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$192,434	$(121)	$(342,825)	$—	$(10,008,113)	$(10,158,625)

For the period ended April 30, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2018, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

For the period ended April 30, 2018, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

13

Portfolio of Investments — as of April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

Allocation Summary

Asset-Backed Securities	58.4%
Residential Mortgage-Backed Obligations	18.7
Commercial Mortgage-Backed Obligations	16.7
Short-Term Investment	3.4
Other Investment	2.1
U.S. Treasury Obligation	1.0
Municipal Bond	0.7
Preferred Stock	0.0

Total Investments	101.0
Other Assets and Liabilities, net	(1.0)

Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.

14

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS
Investments at cost	$433,904,709
Investments at value	$425,534,274
Interest receivable	1,126,862
Prepaid expenses	14,782
TOTAL ASSETS	426,675,918
LIABILITIES
Payable for securities purchased	5,143,012
Administrative fees payable	41,871
Trustees’ fees payable	3,762
Payable due to custodian	3,259
Chief Compliance Officer fees payable	2,008
Other accounts payable and accrued expenses	51,629
TOTAL LIABILITIES	5,245,541
NET ASSETS	$421,430,377

NET ASSETS CONSIST OF:
Paid-in capital	$427,357,968
Undistributed net investment income	598,377
Accumulated net realized gain on investments	1,844,467
Net unrealized depreciation on investments	(8,370,435)
NET ASSETS	$421,430,377

COMPUTATION OF NET ASSET VALUE, OFFERING AND REDEMPTION PRICE:
Institutional Class:
Net assets	$421,430,377
Outstanding shares of beneficial interest (unlimited authorization - no par value)	38,620,278
Net asset value, offering and redemption price per share	$10.91

The accompanying notes are an integral part of the financial statements.

15

Statement of Operations

For the six-months ended April 30, 2018 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME
Interest	$11,140,750
Dividends	11,208,352
22,349,102

Expenses
Administrative fees	259,218
Trustees’ fees	8,760
Chief Compliance Officer fees	2,916
Transfer agent fees	26,087
Legal fees	14,343
Audit and tax services fees	13,268
Registration fees	11,868
Custodian fees	10,537
Shareholder reporting fees	6,826
Miscellaneous fees	29,200
Total expenses	383,023
Net investment income	21,966,079

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	1,403,061
Net change in unrealized depreciation on investments	(15,568,626)
Net realized and unrealized loss on investments	(14,165,565)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,800,514

The accompanying notes are an integral part of the financial statements.

16

Statements of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
FROM OPERATIONS:
Net investment income	$21,966,079	$25,904,132
Net realized gain on investments	1,403,061	5,951,776
Net change in unrealized appreciation/(depreciation) on investments	(15,568,626)	7,212,425
Net increase in net assets resulting from operations	7,800,514	39,068,333
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(21,990,712)	(22,194,103)
Realized gains	(8,745,682)	(5,629,987)
Total distributions	(30,736,394)	(27,824,090)
CAPITAL SHARE TRANSACTIONS (1):
Issued	13,675,000	21,765,000
Reinvestment of distributions	30,736,395	27,824,090
Redeemed	(52,972,856)	(93,989,062)
Net decrease in net assets from capital share transactions	(8,561,461)	(44,399,972)
Net decrease in net assets	(31,497,341)	(33,155,729)
NET ASSETS:
Beginning of the period	452,927,718	486,083,447
End of the period	$421,430,377	$452,927,718
UNDISTRIBUTED NET INVESTMENT INCOME	$598,377	$623,010

(1)	For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

17

Financial Highlights

For a share outstanding throughout the years or period

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain/ (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains
Institutional Class
04/30/18@	$11.51	$0.56	$(0.36)	$0.20	$(0.57)	$(0.23)
10/31/17	11.23	0.64	0.32	0.96	(0.55)	(0.13)
10/31/16	11.32	0.61	(0.03)	0.58	(0.58)	(0.09)
10/31/15	11.50	0.58	(0.11)	0.47	(0.54)	(0.11)
10/31/14	11.51	0.62	0.14	0.76	(0.58)	(0.19)
10/31/13	11.61	0.69	0.18	0.87	(0.62)	(0.35)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower. Periods less than one year, if applicable, are not annualized.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(d)	Computed on an annualized basis for periods less than one year, if applicable.
@	For the six-months ended April 30, 2018 (Unaudited).

18

Total distributions	Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%) (c)(d)	Ratio of expenses to average net assets (excluding reimbursements) (%) (d)	Ratio of net investment income to average net assets (%) (d)	Portfolio turnover rate (%)

$(0.80)	$10.91	1.83	$421,430	0.18	0.18	10.16	19
(0.68)	11.51	8.88	452,928	0.17	0.17	5.65	32
(0.67)	11.23	5.43	486,083	0.17	0.17	5.50	36
(0.65)	11.32	4.17	513,609	0.17	0.17	5.10	37
(0.77)	11.50	6.84	473,674	0.17	0.17	5.35	27
(0.97)	11.51	7.83	359,680	0.19	0.20	5.95	44

The accompanying notes are an integral part of the financial statements.

19

Notes to Financial Statements (Unaudited)

April 30, 2018

Loomis Sayles Full Discretion Institutional Securitized Fund

1. Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Mas-sachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is non-diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies. The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

a. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b. Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NAS-DAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not

20

Notes to Financial Statements (Unaudited)

April 30, 2018

Loomis Sayles Full Discretion Institutional Securitized Fund

available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

21

Notes to Financial Statements (Unaudited)

April 30, 2018

Loomis Sayles Full Discretion Institutional Securitized Fund

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

c. Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-months ended April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year the Fund did not incur any significant interest or penalties.

d. Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

22

Notes to Financial Statements (Unaudited)

April 30, 2018

Loomis Sayles Full Discretion Institutional Securitized Fund

e. Expenses. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

f. Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

g. Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3. Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2018, the Fund paid $259,218 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

State Street Bank & Trust Company serves as transfer agent and Boston Financial Data Services, Inc. (“BFDS”) serves as the servicing agent for the Fund under transfer agency agreements with the Trust.

23

Notes to Financial Statements (Unaudited)

April 30, 2018

Loomis Sayles Full Discretion Institutional Securitized Fund

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser (the “Adviser”) to the Fund. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund.

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board.

6. Capital Shares.

	Six-Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
SHARE TRANSACTIONS:
Issued	1,228,160	1,907,976
Reinvestment of distributions	2,768,087	2,469,476
Redeemed	(4,718,131)	(8,336,085)

Net share transactions	(721,884)	(3,958,633)

7. Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2018, were as follows:

	U.S. Government	Other
Purchases	$504,949	$71,496,097
Sales	$16,435,845	$88,723,249

8. Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or perma-

24

Notes to Financial Statements (Unaudited)

April 30, 2018

Loomis Sayles Full Discretion Institutional Securitized Fund

nent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions for the Fund declared during the year ended October 31, 2017 and the year ended October 31, 2016 were as follows:

	Ordinary Income	Long-Term Capital Gains	Total
2017	$24,473,943	$3,350,147	$27,824,090
2016	27,184,152	4,215,402	31,399,554

As of October 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$4,368,421
Undistributed Long-Term Capital Gain	6,868,993
Net Unrealized Appreciation	7,643,655
Other Temporary Differences	(1,872,780)

Total Distributable Earnings	$17,008,289

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$433,459,244	$8,370,435	$(16,295,405)	$(7,924,970)

9. Concentration/Risks. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund’s share price to fall.

25

Notes to Financial Statements (Unaudited)

April 30, 2018

Loomis Sayles Full Discretion Institutional Securitized Fund

The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

10. Other. At April 30, 2018, 17% of Institutional Class total shares outstanding were held by one record related party shareholder owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

26

Disclosure of Fund Expenses (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2017 to April 30, 2018).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

27

Disclosure of Fund Expenses (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — concluded

Institutional Class	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period*
Actual	$ 1,000.00	$981.50	$0.88
Hypothetical (5% return before expenses)	$ 1,000.00	$1,023.90	$0.90

*	Expenses are equal to the Fund’s annualized expense ratio, 0.18%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

28

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o Boston Financial Data Services, Inc.

P.O. Box 8530

Boston, Massachusetts 02266-8530

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 9, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 9, 2018